Business (Q2) (Details) $ / shares in Units, $ in Millions			6 Months Ended
		Jun. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2023 OncologyPractice shares	Jun. 30, 2022 shares	Jun. 14, 2023 USD ($)	Dec. 31, 2022 shares	Oct. 05, 2022 USD ($)	Dec. 31, 2021 shares
Subsidiaries in Consolidation [Abstract]
Number of oncology practice | OncologyPractice			31
Business Combination Agreement [Abstract]
Business combination agreement termination fees | $							$ 18.0
Units outstanding (in shares)			2,459	0		0		0
Minimum cash requirement | $					$ 60.0
Class C Units [Member]
Business Combination Agreement [Abstract]
Units authorized (in shares)			2,837
Units issued (in shares)			2,459
Units outstanding (in shares)			2,459
Class C Units [Member] | GEF AON Holdings Corp. [Member]
Business Combination Agreement [Abstract]
Number of shares sold (in shares)		2,459
Purchase price | $		$ 65.0
Offering cost | $		$ 0.8
Business combination, purchase on additional shares (in shares)		378
Business combination, purchase price (in dollars per share) | $ / shares		$ 26,423
Arizona [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date				Jan. 01, 2022
Georgia [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]			Jan. 01, 2022
Louisiana [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]			Jan. 17, 2022
Georgia One [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]			Apr. 05, 2022
Georgia Two [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]			May 01, 2022
Texas [Member]
Additional Purchases of Physician Practices in Addition to Seeking Out New Affiliation Relationships [Abstract]
Effective Date	[1]		Jun. 12, 2023

[1]	The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.The Company entered into affiliation agreements with the physicians for these respective practices. The Company evaluated each of the affiliation agreements and determined that the transactions did not represent a business combination.